Concentration and Risks - Additional Information (Detail) - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk number of customers	0	0	0
Concentration risk percentage	10.00%	10.00%	10.00%
Instructor concentration risk [Member] | Learning services and products [Member]
Concentration Risk [Line Items]
Concentration risk number of instructors		1
Concentration risk percentage	10.00%	10.00%	10.00%